Shareholder Report, Holdings (Details) - C000035521	Jan. 31, 2026
09260B630 | BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	39.70%
026545806 | American High-Income Municipal Bond Fund, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	20.40%
693391559 | PIMCO Emerging Markets Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.30%
277923264 | Eaton Vance Global Macro Absolute Return Advantage, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.10%
46645V279 | JPMorgan Preferred and Income Securities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.60%
60934N104 | Federated Hermes Government Obligations Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cash & Equivalent60934N104
Holdings [Line Items]
Percent of Total Investments	8.20%
Fixed Income - Other026545806
Holdings [Line Items]
Percent of Total Investments	91.80%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	82.00%